Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Prepaid expenses	$ 2,700,000	$ 7,734,895	$ 2,700,000
Inventory, Finished Goods, Gross	6,134,895
Inventory, Work in Process, Gross	2,133,862
Prepaid manufacturing costs	6,134,895
In-process research and development amount	73,400,000
In-process research and development initial payments	40,000,000
License payable	$ 28,400,000		$ 28,400,000
Amortized straight-line basis period	12 years
DRL [Member]
Summary of Significant Accounting Policies [Line Items]
Milestone payments	$ 27,500,000
Eisai [Member]
Summary of Significant Accounting Policies [Line Items]
Milestone payments	$ 5,900,000